MORTGAGE PAYABLE	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
MORTGAGE PAYABLE [Text Block]

NOTE 14 - MORTGAGE PAYABLE

	Second Mortgage	Third Mortgage	Fourth Mortgage	Fifth Mortgage	Total
	$	$	$	$	$
Balance, December 31, 2020	2,442,830	-	-	-	2,442,830
New mortgage (refinancing)	(2,446,000)	-	3,500,000	-	1,054,000
Transaction costs	-	(18,345)	(42,778)	-	(61,123)
Finance expense	35,783	104,723	133,878	-	274,384
Repayments	(32,613)	(86,378)	(89,546)	-	(208,537)
Balance, December 31, 2021	-	-	3,501,554	-	3,501,554
New mortgage (refinancing)	-	-	(3,500,000)	3,500,000	-
Transaction costs	-	-	-	(35,000)	(35,000)
Finance expense	-	-	131,154	174,884	306,038
Repayments	-	-	(132,708)	(132,495)	(265,203)
Balance, December 31, 2022	-	-	-	3,507,389	3,507,389

a) On February 1, 2020, the Company renewed the first mortgage of $2,446,000 (the "Second Mortgage") which bore interest at the rate of 8% per annum, calculated monthly. The Second Mortgage matured on February 1, 2021 and was renewed as discussed below.

The carrying value of the Second Mortgage as at December 31, 2020 was $2,442,830. Included in mortgage payable on initial recognition were the related mortgage transaction costs of $18,345 which were amortized over the term of the Second Mortgage using the effective interest rate method.

The Company maintained minimum interest-only payments of $16,307 per month in connection with the Second Mortgage. Total interest expense of the Second Mortgage during the year ended December 31, 2022 were $nil (2021 - $35,783, 2020 - $178,242).

b) On February 1, 2021, the Company renewed the Second Mortgage of $2,446,000 (the "Third Mortgage") for one year, which bears interest at the rate of 8% per annum, calculated monthly. The Third Mortgage was secured by the mortgage property and building improvements. The Third Mortgage payable was recorded at amortized cost (principal value less $18,345 transaction costs).

On July 9, 2021, the Third Mortgage was refinanced (see below). Until refinancing, the Company maintained minimum interest-only payments of $16,307 per month. Total interest expense during the year ended December 31, 2022 were $nil (2021 - $104,723, 2020 - $nil).

c) On July 9, 2021, the Company refinanced the Third Mortgage and increased the facility to $3,500,000 (the "Fourth Mortgage") which bears interest at the rate of 6.5% per annum, calculated monthly, for one year. The Forth Mortgage has a maturity date of July 1, 2022 and is secured by the mortgage property and building improvements.

The Fourth Mortgage payable was recorded at amortized cost (principal value less $42,778 transaction costs). At December 31, 2022, the carrying value of the Fourth Mortgage was $nil (2021 - $3,501,554).

The Company maintained minimum interest-only payments of $18,959 per month. Total interest expense during the year ended December 31, 2022 was $131,154 (2021 - $133,878, 2020 - $nil). On September 28, 2022, the Forth Mortgage was refinanced.

d) On September 28, 2022, the Company refinanced the Fourth Mortgage (the "Fifth Mortgage") which bears interest at the greater of 9.75% or the prime rate plus 4.30% per annum, calculated monthly, for one year. The Fifth Mortgage has a maturity date of November 1, 2023 and is secured by the mortgage property and building improvements.

The Fifth Mortgage payable was recorded at amortized cost (principal value less $35,000 transaction costs). At December 31, 2022, the carrying value of the Fifth Mortgage was $3,507,389 (2021 - $nil).

The Company maintains minimum interest-only payments of $18,959 per month. As at December 31, 2022, the total non-discounted remaining scheduled payments related to the mortgage including interest payments totaled $3,822,505. Total interest expense during the year ended December 31, 2022 was $174,884 (2021 - $nil. 2020 - $nil).